Other non-financial liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		$ 38,600,871	$ 46,722,777
Other non-financial liabilities		501,304	324,395
Other current non-financial liabilities		40,370,214	48,359,767
Income received in advance	[1]	1,268,039	1,312,595
Parent [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		27,383,975	37,358,131
Parent [Member] | Outstanding Dividend [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	[2]	3,758,056	948,439
Subsidiaries [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		$ 7,458,840	$ 8,416,207

[1]	(2) It mainly corresponds to the effects of the early termination of the license agreement in Argentina of the "Budweiser" brand, signed between Compañía Cervecerías Unidas Argentina S.A. and Anheuser-Busch InBev S.A./N.V. in 2018.
[2]	(1) See Note 28 – Common Shareholders’ Equity, dividends.